Non-Controlling Interest In Versus LLC (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 01, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 31, 2019	Dec. 31, 2018
Non-Controlling Interest in Versus LLC [Line Items]
Net loss		$ (528,951)	$ (1,535,787)	$ (3,530,376)	$ (5,019,067)	$ (10,512,157)	$ (22,473,192)
Common shares (in Shares)						2,506,015	260,761
Liabilities	$ 4,562,631
Non-controlling interest	$ 4,376,337
Versus LLC [Member]
Non-Controlling Interest in Versus LLC [Line Items]
Ownership interest, percentage									81.90%
Net loss		543,107	2,363,489	3,448,893	4,995,685
Net income (loss) attributable to the non-controlling interest		$ 31,920	$ 215,958	$ 297,569	$ 603,271
Versus LLC [Member]
Non-Controlling Interest in Versus LLC [Line Items]
Ownership interest percentage	81.90%								41.30%
Versus Systems UK, Ltd. [Member]
Non-Controlling Interest in Versus LLC [Line Items]
Ownership interest percentage	15.10%
Common Stock [Member]
Non-Controlling Interest in Versus LLC [Line Items]
Common shares (in Shares)	715
Fair value	$ 186,294
Common Stock [Member] | Versus LLC [Member]
Non-Controlling Interest in Versus LLC [Line Items]
Ownership interest percentage								25.20%